STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4%
Aerospace & Defense - .3%
L3Harris Technologies Inc., Sr. Unscd. Notes	5.05	4/27/2045	200,000	202,671
Lockheed Martin Corp., Sr. Unscd. Notes	3.55	1/15/2026	117,000	118,987
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	245,141
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	150,569
Raytheon Technologies Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	108,400
Raytheon Technologies Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	213,231
Raytheon Technologies Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	106,431
Raytheon Technologies Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	171,634
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	109,456
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	151,651
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	94,902
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000	69,868
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	252,631
				1,995,572
Agriculture - .4%
Altria Group Inc., Gtd. Notes	2.35	5/6/2025	500,000	480,172
Altria Group Inc., Gtd. Notes	3.40	2/4/2041	80,000	55,579
Altria Group Inc., Gtd. Notes	4.80	2/14/2029	300,000	298,361
Archer-Daniels-Midland Co., Sr. Unscd. Notes	2.50	8/11/2026	350,000	341,991
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	310,000	290,222
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	149,417
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	176,789
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	200,000	180,892
Philip Morris International Inc., Sr. Unscd. Notes	4.50	3/20/2042	300,000	260,061
Reynolds American Inc., Gtd. Notes	5.70	8/15/2035	240,000	230,707
				2,464,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	389,337	358,933
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	267,079	235,918
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	129,609
Southwest Airlines Co., Sr. Unscd. Notes	5.25	5/4/2025	200,000	206,233
United Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.30	8/15/2025	628,034	612,784
				1,543,477
Asset-Backed Certificates - .0%
Verizon Master Trust, Ser. 2021-2, CI. A	0.99	4/20/2028	200,000	189,686
Asset-Backed Certificates/Auto Receivables - .2%
GM Financial Automobile Leasing Trust, Ser. 2021-3, Cl. A3	0.39	10/21/2024	200,000	193,869
Honda Auto Receivables Owner Trust, Ser. 2021-1, CI. A4	0.42	1/21/2028	400,000	377,923
Hyundai Auto Receivables Trust, Ser. 2020-A, Cl. A4	1.72	6/15/2026	100,000	97,021
Mercedes-Benz Auto Lease Trust, Ser. 2021-B, Cl. A3	0.40	11/15/2024	300,000	291,036
Santander Drive Auto Receivables Trust, Ser. 2021-1, Cl. D	1.13	11/16/2026	300,000	286,669
Toyota Auto Receivables Owner Trust, Ser. 2021-A, Cl. A4	0.39	6/15/2026	300,000	281,922
				1,528,440
Asset-Backed Certificates/Credit Cards - .1%
Barclays Dryrock Issuance Trust, Ser. 2022-1, CI. A	3.07	2/15/2028	200,000	199,185
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, CI. A2	1.39	7/15/2030	300,000	268,151
Synchrony Card Funding LLC, Ser. 2022-A1, Cl. A	3.37	4/15/2028	250,000	249,785
				717,121
Automobiles & Components - .5%
American Honda Finance Corp., Sr. Unscd. Notes	1.00	9/10/2025	200,000	185,394
BorgWarner Inc., Sr. Unscd. Notes	3.38	3/15/2025	250,000	[a] 245,936
Cummins Inc., Sr. Unscd. Notes	1.50	9/1/2030	100,000	84,840
Cummins Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	72,962
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	175,805
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	340,000	294,738
General Motors Financial Co., Sr. Unscd. Notes	1.25	1/8/2026	200,000	180,535

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Automobiles & Components - .5% (continued)
General Motors Financial Co., Sr. Unscd. Notes	2.35	1/8/2031	200,000		161,296
General Motors Financial Co., Sr. Unscd. Notes	2.40	4/10/2028	300,000		260,461
General Motors Financial Co., Sr. Unscd. Notes	2.70	6/10/2031	30,000		24,562
General Motors Financial Co., Sr. Unscd. Notes	2.75	6/20/2025	200,000		191,428
Magna International Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000		176,994
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000		260,643
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000	[a]	201,195
Toyota Motor Credit Corp., Sr. Unscd. Notes	0.50	8/14/2023	400,000		389,244
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	300,000		254,279
				3,160,312
Banks - 5.4%
Banco Santander Sa, Sr. Unscd. Notes	3.80	2/23/2028	400,000		378,330
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	250,000		226,850
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000		165,520
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	250,000		206,200
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000		218,445
Bank of America Corp., Sr. Unscd. Notes	2.46	10/22/2025	200,000		192,292
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	470,000		410,706
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000		107,228
Bank of America Corp., Sr. Unscd. Notes	2.59	4/29/2031	250,000		218,789
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000		109,792
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	250,000		180,265
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	85,000		63,570
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000		106,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Banks - 5.4% (continued)
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000		119,888
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	150,000		146,924
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000		179,091
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	500,000		510,107
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000		40,830
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000		180,943
Bank of America Corp., Sub. Notes	4.00	1/22/2025	250,000		251,076
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000		249,473
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	600,000		543,211
BankUnited Inc., Sub. Notes	5.13	6/11/2030	200,000		200,563
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	[a]	194,516
Barclays PLC, Sr. Unscd. Notes	4.38	1/12/2026	200,000		200,910
BPCE Sa, Gtd. Notes	4.00	4/15/2024	200,000		199,953
Citigroup Inc., Sr. Unscd. Notes	3.06	1/25/2033	95,000		84,505
Citigroup Inc., Sr. Unscd. Notes	3.11	4/8/2026	750,000		729,756
Citigroup Inc., Sr. Unscd. Notes	3.67	7/24/2028	500,000		484,533
Citigroup Inc., Sr. Unscd. Notes	3.79	3/17/2033	200,000		188,767
Citigroup Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000		54,126
Citigroup Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000		97,782
Citigroup Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000		187,173
Citigroup Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000		148,202
Citigroup Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000		72,182
Citigroup Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000		112,098
Citigroup Inc., Sub. Notes	5.50	9/13/2025	500,000		521,736
Citigroup Inc., Sub. Notes	6.68	9/13/2043	250,000		297,238
Cooperatieve Rabobank, Sr. Unscd. Notes	0.38	1/12/2024	300,000		286,786
Credit Suisse Ag, Sr. Unscd. Notes	2.95	4/9/2025	250,000		241,497
Credit Suisse Group Ag, Sr. Unscd. Notes	3.75	3/26/2025	500,000		484,953
Deutsche Bank Ag/New York, Sr. Unscd. Notes	2.13	11/24/2026	200,000		179,447
Deutsche Bank Ag/New York, Sr. Unscd. Notes	3.96	11/26/2025	400,000		386,543
Deutsche Bank Ag/New York, Sr. Unscd. Notes	6.12	7/14/2026	150,000		152,569
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000		395,796
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000		187,227

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Banks - 5.4% (continued)
HSBC Holdings PLC, Sr. Unscd. Notes	1.59	5/24/2027	200,000	178,351
HSBC Holdings PLC, Sr. Unscd. Notes	2.63	11/7/2025	400,000	383,083
HSBC Holdings PLC, Sr. Unscd. Notes	3.90	5/25/2026	295,000	293,661
HSBC Holdings PLC, Sr. Unscd. Notes	3.97	5/22/2030	300,000	281,516
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	403,909
HSBC Holdings PLC, Sub. Notes	6.50	5/2/2036	200,000	223,528
ING Groep NV, Sr. Unscd. Notes	3.55	4/9/2024	300,000	297,923
JPMorgan Chase & Co., Sr. Unscd. Notes	0.56	2/16/2025	400,000	379,051
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000	135,456
JPMorgan Chase & Co., Sr. Unscd. Notes	1.56	12/10/2025	300,000	282,924
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000	272,651
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	61,388
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	250,000	236,923
JPMorgan Chase & Co., Sr. Unscd. Notes	2.30	10/15/2025	230,000	220,839
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000	342,525
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	59,420
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	260,636
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000	197,416
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	97,924
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000	494,406
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000	129,344
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	92,619
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000	195,966
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	150,000	148,187
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000	378,307
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	302,089
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	205,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Banks - 5.4% (continued)
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000		111,021
KfW, Gov't Gtd. Notes	0.63	1/22/2026	250,000		231,283
KfW, Gov't Gtd. Notes	2.00	5/2/2025	1,100,000	[a]	1,073,568
KfW, Gov’t Gtd. Bonds	0.38	7/18/2025	245,000		227,393
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	2.38	6/10/2025	250,000		246,317
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes	3.13	11/14/2023	200,000		200,246
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	500,000		498,907
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	420,000		414,643
Mitsubishi UFJ Financial Group Inc., Sr. Unscd. Notes	1.41	7/17/2025	200,000		185,914
Mitsubishi UFJ Financial Group Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000		167,677
Mitsubishi UFJ Financial Group Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000		189,714
Mizuho Financial Group Inc., Sr. Unscd. Notes	2.20	7/10/2031	200,000		165,503
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000		126,485
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000		273,377
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	75,000		61,406
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000		130,845
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000		81,582
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000		156,612
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000		75,979
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	300,000		249,352
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000		176,278
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	200,000		201,841
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000		239,727
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000		368,773
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000		246,924
National Australia Bank Ltd/ New York, Sr. Unscd. Notes	2.50	7/12/2026	250,000		240,374
Natwest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	500,000		505,305
Northern Trust Corp., Sub. Notes	3.95	10/30/2025	346,000		351,521
Royal Bank of Canada, Sr. Unscd. Notes	0.43	1/19/2024	300,000		286,971
Royal Bank of Canada, Sr. Unscd. Notes	1.15	6/10/2025	200,000	[a]	186,878
Santander UK Group Holdings PLC, Sr. Unscd. Notes	1.09	3/15/2025	300,000		282,118
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000		279,759
State Street Corp., Sub. Notes	3.03	11/1/2034	225,000		201,962

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Banks - 5.4% (continued)
Sumitomo Mitsui Financial Group Inc., Sr. Unscd. Notes	0.51	1/12/2024	300,000	287,044
Sumitomo Mitsui Financial Group Inc., Sr. Unscd. Notes	0.95	1/12/2026	300,000	270,809
Sumitomo Mitsui Financial Group Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	155,527
Sumitomo Mitsui Financial Group Inc., Sr. Unscd. Notes	3.78	3/9/2026	500,000	497,531
SVB Financial Group, Sr. Unscd. Notes	3.13	6/5/2030	200,000	176,702
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	6/11/2025	200,000	187,040
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000	271,784
The Bank of Nova Scotia, Sr. Unscd. Notes	3.40	2/11/2024	200,000	199,959
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	250,000	253,361
The Goldman Sachs Group Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000	197,909
The Goldman Sachs Group Inc., Sr. Unscd. Notes	1.43	3/9/2027	150,000	135,590
The Goldman Sachs Group Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000	125,359
The Goldman Sachs Group Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000	118,689
The Goldman Sachs Group Inc., Sr. Unscd. Notes	2.38	7/21/2032	170,000	143,532
The Goldman Sachs Group Inc., Sr. Unscd. Notes	2.62	4/22/2032	300,000	259,034
The Goldman Sachs Group Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000	93,230
The Goldman Sachs Group Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	103,342
The Goldman Sachs Group Inc., Sr. Unscd. Notes	2.91	7/21/2042	65,000	50,029
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	116,240
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.21	4/22/2042	300,000	242,143
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	54,380
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.63	2/20/2024	500,000	501,030
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	145,547
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.85	1/26/2027	730,000	729,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Banks - 5.4% (continued)
The Goldman Sachs Group Inc., Sub. Notes	4.25	10/21/2025	130,000		131,594
The Goldman Sachs Group Inc., Sub. Notes	6.75	10/1/2037	250,000		292,692
The PNC Financial Services Group Inc., Sr. Unscd. Notes	2.20	11/1/2024	250,000		243,391
The PNC Financial Services Group Inc., Sr. Unscd. Notes	3.45	4/23/2029	200,000		192,057
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000		272,763
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.15	6/12/2025	200,000		186,671
Truist Financial Corp., Sr. Unscd. Notes	1.20	8/5/2025	200,000		185,828
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	[a]	171,551
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000		166,182
Wells Fargo & Co., Sr. Unscd. Notes	2.16	2/11/2026	145,000		138,365
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	400,000		379,801
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000		481,102
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000		199,520
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000		134,470
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000		501,835
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000		507,320
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	500,000		470,803
Westpac Banking Corp., Sr. Unscd. Notes	2.85	5/13/2026	200,000		194,723
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	200,000		163,257
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000		149,539
				36,365,425
Beverage Products - .4%
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	3.50	6/1/2030	100,000		98,396
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	3.65	2/1/2026	315,000		317,307
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.60	4/15/2048	250,000		242,122
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.70	2/1/2036	290,000		298,577
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	5.45	1/23/2039	120,000		128,862
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	5.80	1/23/2059	300,000		338,167
Constellation Brands Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000		181,199
Keurig Dr Pepper Inc., Gtd. Notes	4.50	4/15/2052	100,000		93,825

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Beverage Products - .4% (continued)
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000		131,911
PepsiCo Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000		191,207
PepsiCo Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000		32,659
PepsiCo Inc., Sr. Unscd. Notes	2.88	10/15/2049	150,000	[a]	126,070
PepsiCo Inc., Sr. Unscd. Notes	3.50	7/17/2025	250,000		253,196
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000		130,129
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	200,000		170,352
				2,733,979
Building Materials - .0%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000		31,833
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	245,000		194,758
Johnson Controls International PLC, Sr. Unscd. Notes	5.13	9/14/2045	10,000		9,792
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000		79,027
				315,410
Chemicals - .3%
DuPont de Nemours Inc., Sr. Unscd. Notes	4.21	11/15/2023	100,000		100,966
DuPont de Nemours Inc., Sr. Unscd. Notes	4.49	11/15/2025	100,000		102,582
DuPont de Nemours Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000		103,983
DuPont de Nemours Inc., Sr. Unscd. Notes	5.42	11/15/2048	125,000		128,073
Ecolab Inc., Sr. Unscd. Notes	1.30	1/30/2031	300,000	[a]	250,292
Ecolab Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	[a]	117,331
Ecolab Inc., Sr. Unscd. Notes	2.75	8/18/2055	50,000		37,121
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000		168,283
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000		197,914
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	300,000		302,476
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000		92,824
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	200,000		138,040
				1,739,885
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000		78,993
Global Payments Inc., Sr. Unscd. Notes	4.80	4/1/2026	500,000		504,889
Moody's Corp., Sr. Unscd. Notes	2.00	8/19/2031	200,000		170,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Commercial & Professional Services - .3% (continued)
Moody's Corp., Sr. Unscd. Notes	2.55	8/18/2060	250,000		164,886
PayPal Holdings Inc., Sr. Unscd. Notes	1.65	6/1/2025	400,000		384,696
PayPal Holdings Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000		89,249
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	250,000		218,885
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000		99,400
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000		89,156
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	[a]	42,903
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000		225,016
				2,068,119
Commercial Mortgage Pass-Through Certificates - 1.0%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000		374,573
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000		173,863
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000		296,936
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. A3	2.69	9/15/2043	400,000		363,980
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000		444,652
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000		243,986
Commercial Mortgage Trust, Ser. 2013-CR11, Cl. B	5.11	8/10/2050	350,000		348,894
Commercial Mortgage Trust, Ser. 2014-CR16, Cl. A4	4.05	4/10/2047	200,000		199,918
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	535,000		530,911
GS Mortgage Securities Trust, Ser. 2014-GC18, Cl. A3	3.80	1/10/2047	307,889		305,534
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/1/2052	250,000		236,310
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000		182,513
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C24, Cl. A5	3.64	11/15/2047	225,000		222,921
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/2048	300,000		298,586

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Commercial Mortgage Pass-Through Certificates - 1.0% (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/2048	725,000	712,357
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	600,000	576,629
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	508,259
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	900,000	914,461
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	200,000	198,195
				7,133,478
Consumer Discretionary - .0%
Lennar Corp., Gtd. Notes	4.88	12/15/2023	100,000	100,976
Magallanes Inc., Gtd. Notes	5.39	3/15/2062	200,000	[b] 176,869
				277,845
Consumer Durables & Apparel - .1%
NIKE Inc., Sr. Unscd. Notes	3.38	3/27/2050	300,000	265,167
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	[a] 183,526
				448,693
Consumer Staples - .2%
Church & Dwight Co., Sr. Unscd. Notes	3.95	8/1/2047	150,000	137,002
GSK Consumer Healthcare Capital US LLC, Gtd. Notes	3.63	3/24/2032	250,000	[b] 242,419
Kimberly-Clark Corp., Sr. Unscd. Notes	3.10	3/26/2030	300,000	291,000
The Estee Lauder Companies, Sr. Unscd. Notes	2.60	4/15/2030	300,000	279,756
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	500,000	421,784
				1,371,961
Diversified Financials - 1.0%
AerCap Global Aviation Trust, Gtd. Notes	1.15	10/29/2023	300,000	288,175
AerCap Global Aviation Trust, Gtd. Notes	1.65	10/29/2024	300,000	278,934
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	251,337
Affiliated Managers Group Inc., Sr. Unscd. Notes	3.50	8/1/2025	250,000	249,279
Air Lease Corp., Sr. Unscd. Notes	0.70	2/15/2024	300,000	284,526
Air Lease Corp., Sr. Unscd. Notes	3.38	7/1/2025	300,000	289,562
Ally Financial Inc., Sr. Unscd. Notes	3.88	5/21/2024	200,000	199,356
Ally Financial Inc., Sr. Unscd. Notes	5.80	5/1/2025	250,000	259,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Diversified Financials - 1.0% (continued)
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000		296,343
American Express Co., Sub. Notes	3.63	12/5/2024	250,000		248,627
BlackRock Inc., Sr. Unscd. Notes	3.50	3/18/2024	250,000		252,120
Blackstone Secured Lending Fund, Sr. Unscd. Notes	3.63	1/15/2026	300,000		283,779
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000		181,264
Capital One Financial Corp., Sub. Notes	3.75	7/28/2026	450,000		441,851
CI Financial Corp., Sr. Unscd. Notes	4.10	6/15/2051	300,000		206,092
CME Group Inc., Sr. Unscd. Notes	3.00	3/15/2025	250,000		249,331
FS KKR Capital Corp., Sr. Unscd. Notes	3.40	1/15/2026	200,000		182,386
Intercontinental Exchange Inc., Sr. Unscd. Notes	2.10	6/15/2030	200,000		174,685
Intercontinental Exchange Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000		58,065
Intercontinental Exchange Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000		155,292
Intercontinental Exchange Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000		51,714
Intercontinental Exchange Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000		67,979
Invesco Finance PLC, Gtd. Notes	4.00	1/30/2024	250,000		251,383
Jefferies Group LLC, Sr. Unscd. Debs.	6.45	6/8/2027	35,000		37,867
Legg Mason Inc., Gtd. Notes	5.63	1/15/2044	100,000		106,051
Mastercard Inc., Sr. Unscd. Notes	3.85	3/26/2050	250,000		242,410
Owl Rock Capital Corp., Sr. Unscd. Notes	3.40	7/15/2026	200,000		180,298
Prospect Capital Corp., Sr. Unscd. Notes	3.36	11/15/2026	300,000		259,350
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	250,000		250,331
Visa Inc., Sr. Unscd. Notes	1.10	2/15/2031	300,000		250,500
Visa Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	[a]	99,085
Visa Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000		51,196
				6,678,182
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000		111,758
Electronic Components - .1%
Honeywell International Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000		182,706
Jabil Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	[a]	173,019
				355,725

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Energy - 1.7%
Baker Hughes Co-Obligor Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	202,375
BP Capital Markets America Inc., Gtd. Notes	3.63	4/6/2030	300,000	295,463
BP Capital Markets America Inc., Gtd. Notes	3.80	9/21/2025	300,000	304,276
BP Capital Markets America Inc., Gtd. Notes	3.94	9/21/2028	300,000	303,974
BP Capital Markets America Inc., Gtd. Notes	4.23	11/6/2028	100,000	103,009
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	217,636
Cenovus Energy Inc., Sr. Unscd. Notes	6.75	11/15/2039	115,000	127,847
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	300,000	250,955
ConocoPhillips Co., Gtd. Notes	5.95	3/15/2046	250,000	294,638
ConocoPhillips Co., Sr. Unscd. Notes	6.95	4/15/2029	125,000	147,175
Devon Energy Corp., Sr. Unscd. Notes	5.85	12/15/2025	71,000	74,348
Enbridge Inc., Gtd. Notes	4.25	12/1/2026	250,000	251,772
Energy Transfer LP, Gtd. Notes	5.00	5/15/2044	250,000	218,988
Energy Transfer LP, Sr. Unscd. Notes	2.90	5/15/2025	300,000	288,505
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	185,940
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	200,000	172,946
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	95,191
Enterprise Products Operating LLC, Gtd. Notes	3.13	7/31/2029	300,000	279,897
Enterprise Products Operating LLC, Gtd. Notes	3.70	2/15/2026	200,000	200,057
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	78,254
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	67,765
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	194,596
EOG Resources Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	193,836
Equinor Asa, Gtd. Notes	2.65	1/15/2024	500,000	496,345
Equinor Asa, Gtd. Notes	3.63	4/6/2040	200,000	184,001
Exxon Mobil Corp., Sr. Unscd. Notes	2.99	3/19/2025	300,000	299,087
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	188,073
Exxon Mobil Corp., Sr. Unscd. Notes	4.11	3/1/2046	250,000	240,471
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	300,000	362,698
Halliburton Co., Sr. Unscd. Notes	3.80	11/15/2025	167,000	167,542
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	250,000	251,703
Kinder Morgan Energy Partners LP, Gtd. Notes	3.50	9/1/2023	500,000	498,876

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Energy - 1.7% (continued)
Kinder Morgan Inc., Gtd. Notes	3.60	2/15/2051	200,000	156,316
Marathon Oil Corp., Sr. Unscd. Notes	6.60	10/1/2037	150,000	164,862
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	137,679
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	115,000	99,974
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	150,000	145,320
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	64,625
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000	183,708
Plains All American Pipeline LP, Sr. Unscd. Notes	4.90	2/15/2045	250,000	209,496
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	305,413
Shell International Finance BV, Gtd. Notes	2.38	11/7/2029	200,000	181,625
Shell International Finance BV, Gtd. Notes	2.75	4/6/2030	250,000	234,256
Shell International Finance BV, Gtd. Notes	3.25	4/6/2050	250,000	209,400
Shell International Finance BV, Gtd. Notes	4.13	5/11/2035	260,000	260,664
Spectra Energy Partners LP, Gtd. Notes	5.95	9/25/2043	200,000	218,006
Suncor Energy Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	43,824
Suncor Energy Inc., Sr. Unscd. Notes	6.50	6/15/2038	300,000	337,110
Tennessee Gas Pipeline Co., Gtd. Debs.	7.63	4/1/2037	70,000	82,470
The Williams Companies, Sr. Unscd. Notes	4.00	9/15/2025	100,000	99,903
The Williams Companies Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	219,445
TotalEnergies Capital International Sa, Gtd. Notes	2.83	1/10/2030	170,000	159,821
TotalEnergies Capital International Sa, Gtd. Notes	3.46	7/12/2049	50,000	42,671
Transcanada Pipelines Ltd., Sr. Unscd. Notes	4.88	5/15/2048	60,000	60,041
Transcanada Pipelines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	85,475
Transcanada Pipelines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	300,000	380,050
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	188,074
Valero Energy Corp., Sr. Unscd. Notes	7.50	4/15/2032	170,000	203,738
				11,712,205

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Environmental Control - .0%
Waste Management Inc., Gtd. Notes	4.15	7/15/2049	250,000		237,816
Financials - .0%
Brookfield Asset Management Inc., Sr. Unscd. Notes	4.00	1/15/2025	250,000		250,624
Food Products - .5%
Campbell Soup Co., Sr. Unscd. Notes	3.30	3/19/2025	200,000		198,201
Campbell Soup Co., Sr. Unscd. Notes	4.15	3/15/2028	80,000		80,696
Conagra Brands Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000		102,139
Conagra Brands Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000	[a]	58,182
General Mills Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000		138,627
General Mills Inc., Sr. Unscd. Notes	3.00	2/1/2051	150,000	[a]	115,546
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000		175,435
Kellogg Co., Sr. Unscd. Notes	2.65	12/1/2023	300,000		297,782
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	200,000		176,130
Kraft Heinz Foods Co., Gtd. Notes	6.50	2/9/2040	200,000		221,170
McCormick & Co., Sr. Unscd. Notes	0.90	2/15/2026	200,000		181,189
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	300,000		265,085
Mondelez International Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000		126,067
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000		217,900
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	300,000		298,908
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	200,000		246,149
Tyson Foods Inc., Sr. Unscd. Bonds	5.15	8/15/2044	250,000		259,797
				3,159,003
Foreign Governmental - 1.2%
Canada, Sr. Unscd. Bonds	1.63	1/22/2025	200,000		194,147
Chile, Sr. Unscd. Notes	3.13	3/27/2025	500,000		492,840
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		28,159
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		365,850
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000		294,830
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000	[a]	292,518
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000		276,996
Israel, Gov't Gtd. Bonds	5.50	9/18/2023	450,000		462,580
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000	[a]	232,682
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000		257,076
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000	[a]	257,620
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000		249,053
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	300,000		253,392
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000		219,544
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000	[a]	336,911

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Foreign Governmental - 1.2% (continued)
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000		243,161
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		165,678
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	200,000		221,151
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		421,872
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	500,000		545,209
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		362,810
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	400,000		471,055
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		80,720
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	525,000	[a]	578,991
Province of Ontario Canada, Sr. Unscd. Notes	3.40	10/17/2023	150,000		150,383
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	300,000		382,745
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		110,209
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		395,646
				8,343,828
Health Care - 2.5%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	200,000		173,877
Abbott Laboratories, Sr. Unscd. Notes	3.40	11/30/2023	200,000		201,172
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000		223,444
AbbVie Inc., Sr. Unscd. Notes	3.60	5/14/2025	170,000		170,180
AbbVie Inc., Sr. Unscd. Notes	3.80	3/15/2025	300,000		301,023
AbbVie Inc., Sr. Unscd. Notes	4.25	11/21/2049	490,000		461,095
AbbVie Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000		112,294
AbbVie Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000		198,460
Aetna Inc., Sr. Unscd. Notes	4.75	3/15/2044	250,000		239,239
Aetna Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000		175,254
AmerisourceBergen Corp., Sr. Unscd. Notes	2.80	5/15/2030	100,000		90,289
Amgen Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000		63,774
Amgen Inc., Sr. Unscd. Notes	2.60	8/19/2026	500,000		484,895
Amgen Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000		158,986
Amgen Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000		151,290
Amgen Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000		48,987
Amgen Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000		99,343
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	370,000		319,002
AstraZeneca PLC, Sr. Unscd. Notes	4.38	8/17/2048	45,000		46,175
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	205,000		208,949
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000		269,506

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Health Care - 2.5% (continued)
Baxalta Inc., Gtd. Notes	5.25	6/23/2045	200,000	207,990
Becton Dickinson & Co., Sr. Unscd. Notes	3.73	12/15/2024	386,000	386,731
Biogen Inc., Sr. Unscd. Notes	4.05	9/15/2025	500,000	503,804
Boston Scientific Corp., Sr. Unscd. Notes	1.90	6/1/2025	300,000	286,323
Bristol-Myers Squibb Co., Sr. Unscd. Notes	0.75	11/13/2025	200,000	185,234
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000	156,269
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	52,904
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000	77,314
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	36,990
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000	92,391
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	89,913
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	71,695
Cardinal Health Inc., Sr. Unscd. Notes	4.60	3/15/2043	300,000	272,843
Cigna Corp., Gtd. Notes	3.88	10/15/2047	75,000	64,693
Cigna Corp., Gtd. Notes	4.13	11/15/2025	130,000	132,057
Cigna Corp., Gtd. Notes	4.38	10/15/2028	230,000	234,902
Cigna Corp., Sr. Unscd. Notes	2.38	3/15/2031	80,000	70,774
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	71,491
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	100,000	94,485
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	305,194
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	500,000	501,264
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	203,612
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	250,000	243,229
Dignity Health, Scd. Bonds	5.27	11/1/2064	304,000	297,686
Elevance Health Inc., Sr. Unscd. Notes	2.25	5/15/2030	100,000	89,007
Elevance Health Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	51,547
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	250,000	248,917
Gilead Sciences Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	71,040
Gilead Sciences Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	203,319
GlaxoSmithKline Capital Inc., Gtd. Bonds	6.38	5/15/2038	300,000	369,352
HCA Inc., Gtd. Notes	5.25	6/15/2049	100,000	94,090
HCA Inc., Sr. Scd. Notes	4.13	6/15/2029	110,000	105,949

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Health Care - 2.5% (continued)
HCA Inc., Sr. Scd. Notes	5.13	6/15/2039	50,000		47,688
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	400,000		309,389
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000		376,432
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000		46,670
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000		496,206
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000		53,858
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000		192,668
Merck & Co. Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000		172,284
Merck & Co. Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000		39,090
Merck & Co. Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000		44,558
Merck & Co. Inc., Sr. Unscd. Notes	2.75	2/10/2025	250,000		248,110
Merck & Co. Inc., Sr. Unscd. Notes	2.90	12/10/2061	110,000		83,114
Merck & Co. Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000		53,745
Mount Sinai Hospitals Group Inc., Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000		250,086
Mylan Inc., Gtd. Notes	5.40	11/29/2043	300,000		254,456
Northwell Healthcare Inc., Scd. Notes	3.98	11/1/2046	250,000		221,632
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	390,000		360,334
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	[a]	49,524
Pfizer Inc., Sr. Unscd. Notes	0.80	5/28/2025	300,000		283,945
Pfizer Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000		247,311
Pfizer Inc., Sr. Unscd. Notes	3.45	3/15/2029	100,000		100,782
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000		219,852
Quest Diagnostics Inc., Sr. Unscd. Notes	3.50	3/30/2025	250,000		248,275
Stryker Corp., Sr. Unscd. Notes	3.50	3/15/2026	250,000		249,742
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000		94,161
Takeda Pharmaceutical Co., Sr. Unscd. Notes	5.00	11/26/2028	200,000		209,235
Thermo Fisher Scientific Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000		165,110
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000		189,240
Unitedhealth Group Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000		68,060
Unitedhealth Group Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000		63,914
Unitedhealth Group Inc., Sr. Unscd. Notes	3.25	5/15/2051	100,000		84,428
Unitedhealth Group Inc., Sr. Unscd. Notes	3.75	10/15/2047	70,000		63,815

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Health Care - 2.5% (continued)
Unitedhealth Group Inc., Sr. Unscd. Notes	3.88	12/15/2028	100,000		102,563
Unitedhealth Group Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000		47,047
Unitedhealth Group Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000		78,509
Unitedhealth Group Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000		60,714
Unitedhealth Group Inc., Sr. Unscd. Notes	4.75	7/15/2045	280,000		295,759
Unitedhealth Group Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000		81,111
Unitedhealth Group Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000		268,507
Viatris Inc., Gtd. Notes	2.70	6/22/2030	150,000		123,042
Zoetis Inc., Sr. Unscd. Notes	3.00	5/15/2050	300,000		232,110
				16,947,319
Industrial - .7%
3M Co., Sr. Unscd. Notes	2.25	9/19/2026	500,000		482,803
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	390,000		356,940
3M Co., Sr. Unscd. Notes	3.38	3/1/2029	300,000	[a]	295,109
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.80	11/13/2025	200,000		184,907
Caterpillar Inc., Sr. Unscd. Bonds	6.05	8/15/2036	237,000		288,271
Caterpillar Inc., Sr. Unscd. Notes	3.25	4/9/2050	150,000	[a]	130,081
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000		189,808
GE Capital International Funding Co., Gtd. Notes	4.42	11/15/2035	800,000		790,929
Illinois Tool Works Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000		158,074
John Deere Capital Corp., Sr. Unscd. Notes	0.70	1/15/2026	200,000		184,143
John Deere Capital Corp., Sr. Unscd. Notes	1.45	1/15/2031	300,000		255,585
Otis Worldwide Corp., Sr. Unscd. Notes	2.06	4/5/2025	300,000		286,636
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	300,000		284,812
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000		35,208
Stanley Black & Decker Inc., Sr. Unscd. Notes	2.30	3/15/2030	300,000		267,060
Textron Inc., Sr. Unscd. Notes	4.00	3/15/2026	500,000		499,464
Xylem Inc., Sr. Unscd. Notes	4.38	11/1/2046	250,000		232,193
				4,922,023

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Information Technology - .7%
Adobe Inc., Sr. Unscd. Notes	3.25	2/1/2025	250,000	251,158
Autodesk Inc., Sr. Unscd. Notes	4.38	6/15/2025	250,000	255,351
Broadridge Financial Solutions Inc., Sr. Unscd. Notes	2.90	12/1/2029	150,000	135,574
Citrix Systems Inc., Sr. Unscd. Notes	1.25	3/1/2026	400,000	389,745
Electronic Arts Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	169,092
Fiserv Inc., Sr. Unscd. Notes	3.50	7/1/2029	190,000	180,261
Fiserv Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	90,094
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	281,952
Microsoft Corp., Sr. Unscd. Notes	3.04	3/17/2062	360,000	298,751
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	176,869
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	350,000	309,560
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000	238,139
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	500,000	423,665
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	300,000	258,469
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	160,000	124,214
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	157,209
Roper Technologies Inc., Sr. Unscd. Notes	1.00	9/15/2025	300,000	275,093
Roper Technologies Inc., Sr. Unscd. Notes	1.40	9/15/2027	300,000	264,321
Roper Technologies Inc., Sr. Unscd. Notes	3.80	12/15/2026	500,000	500,824
Take-Two Interactive Software Inc., Sr. Unscd. Notes	3.55	4/14/2025	100,000	99,300
				4,879,641
Insurance - .8%
American International Group Inc., Sr. Unscd. Notes	3.88	1/15/2035	250,000	234,702
American International Group Inc., Sr. Unscd. Notes	4.75	4/1/2048	200,000	195,203
Aon Corp., Gtd. Notes	2.80	5/15/2030	100,000	90,560
Aon Corp., Gtd. Notes	3.75	5/2/2029	250,000	243,701
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	200,000	187,155
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	31,751
Athene Holding Ltd., Sr. Unscd. Notes	3.95	5/25/2051	150,000	113,053
AXA Sa, Sub. Bonds	8.60	12/15/2030	165,000	201,418
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	250,000	191,051
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	133,172
Berkshire Hathaway Inc., Sr. Unscd. Notes	3.13	3/15/2026	200,000	200,833

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Insurance - .8% (continued)
Corebridge Financial Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	[b]	96,353
Corebridge Financial Inc., Sr. Unscd. Notes	3.90	4/5/2032	100,000	[b]	93,152
Corebridge Financial Inc., Sr. Unscd. Notes	4.40	4/5/2052	100,000	[b]	86,635
First American Financial Corp., Sr. Unscd. Notes	4.60	11/15/2024	500,000		500,453
Marsh & McLennan Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000		71,388
Marsh & McLennan Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000		67,703
Metlife Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000		182,734
Metlife Inc., Sr. Unscd. Notes	6.38	6/15/2034	150,000		178,383
Principal Financial Group Inc., Gtd. Notes	2.13	6/15/2030	300,000		255,742
Prudential Financial Inc., Jr. Sub. Notes	5.20	3/15/2044	300,000		290,171
Prudential Financial Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000		65,027
Prudential Financial Inc., Sr. Unscd. Notes	4.60	5/15/2044	200,000		195,903
Reinsurance Group of America Inc., Sr. Unscd. Notes	3.15	6/15/2030	300,000		272,305
Reinsurance Group of America Inc., Sr. Unscd. Notes	4.70	9/15/2023	350,000		353,397
The Allstate Corp., Sr. Unscd. Notes	0.75	12/15/2025	200,000		182,055
The Allstate Corp., Sub. Debs., Ser. B	5.75	8/15/2053	300,000		278,487
The Chubb Corp., Gtd. Notes	6.00	5/11/2037	200,000		241,328
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000		65,897
The Progressive Corp., Sr. Unscd. Notes	6.63	3/1/2029	100,000		116,032
The Travelers Companies, Sr. Unscd. Notes	4.05	3/7/2048	150,000		138,941
				5,554,685
Internet Software & Services - .4%
Alphabet Inc., Sr. Unscd. Notes	0.45	8/15/2025	250,000		233,367
Alphabet Inc., Sr. Unscd. Notes	1.10	8/15/2030	215,000		183,914
Alphabet Inc., Sr. Unscd. Notes	1.90	8/15/2040	65,000		49,138
Alphabet Inc., Sr. Unscd. Notes	2.00	8/15/2026	300,000		290,018
Amazon.Com Inc., Sr. Unscd. Notes	0.80	6/3/2025	200,000		188,259
Amazon.Com Inc., Sr. Unscd. Notes	1.50	6/3/2030	200,000		174,182
Amazon.Com Inc., Sr. Unscd. Notes	1.65	5/12/2028	300,000		274,776
Amazon.Com Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000		150,522
Amazon.Com Inc., Sr. Unscd. Notes	2.73	4/13/2024	100,000		99,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Internet Software & Services - .4% (continued)
Amazon.Com Inc., Sr. Unscd. Notes	2.88	5/12/2041	250,000	211,169
Amazon.Com Inc., Sr. Unscd. Notes	3.25	5/12/2061	220,000	181,003
Amazon.Com Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000	100,720
Amazon.Com Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	[a] 101,318
Amazon.Com Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000	97,182
eBay Inc., Sr. Unscd. Notes	1.40	5/10/2026	300,000	276,204
eBay Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000	10,560
				2,622,134
Materials - .0%
Berry Global Inc., Sr. Scd. Notes	1.57	1/15/2026	150,000	136,662
Media - .8%
Charter Communications Operating LLC, Sr. Scd. Notes	4.91	7/23/2025	510,000	517,330
Charter Communications Operating LLC, Sr. Scd. Notes	5.25	4/1/2053	200,000	175,405
Charter Communications Operating LLC, Sr. Scd. Notes	5.50	4/1/2063	200,000	175,662
Charter Communications Operating LLC, Sr. Scd. Notes	6.48	10/23/2045	250,000	251,584
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	54,512
Comcast Corp., Gtd. Notes	1.50	2/15/2031	650,000	546,595
Comcast Corp., Gtd. Notes	2.45	8/15/2052	750,000	521,067
Comcast Corp., Gtd. Notes	3.38	8/15/2025	730,000	731,255
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	70,749
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	54,805
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	202,173
Comcast Corp., Gtd. Notes	6.45	3/15/2037	300,000	369,554
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	350,000	337,372
Fox Corp., Sr. Unscd. Notes	4.03	1/25/2024	83,000	83,365
Grupo Televisa Sab, Sr. Unscd. Notes	5.00	5/13/2045	200,000	188,544
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	174,788
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	240,000	201,123
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000	200,648
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000	309,918
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	350,000	366,253
				5,532,702
Metals & Mining - ..3%
Barrick PD Australia Finance Ltd., Gtd. Notes	5.95	10/15/2039	200,000	218,297
Freeport-McMoRan Inc., Gtd. Notes	5.45	3/15/2043	65,000	61,015
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000	141,433

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Metals & Mining - .3% (continued)
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	200,000	139,320
Rio Tinto Alcan Inc., Sr. Unscd. Debs.	7.25	3/15/2031	350,000	427,337
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	300,000	294,673
Steel Dynamics Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	42,402
Teck Resources Ltd., Sr. Unscd. Notes	3.90	7/15/2030	300,000	275,663
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	200,000	183,194
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	250,000	270,465
				2,053,799
Municipal Securities - .7%
American Municipal Power Inc., Revenue Bonds (Combined Hydroelectric Projects) (Build America Bond) Ser. B	8.08	2/15/2050	100,000	146,485
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000	385,499
California, GO	3.50	4/1/2028	100,000	99,736
California, GO (Build America Bond)	7.50	4/1/2034	200,000	263,097
California, GO (Build America Bond)	7.55	4/1/2039	300,000	413,977
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	228,160
District of Columbia, Revenue Bonds (Build America Bond) Ser. E	5.59	12/1/2034	200,000	227,556
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Build America Bond)	6.64	4/1/2057	337,000	401,252
Illinois, GO	5.10	6/1/2033	230,000	234,857
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	350,000	397,833
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	114,806
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	409,138
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000	271,179
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	423,141
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	224,695
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	300,000	322,126

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Municipal Securities - .7% (continued)
The Ohio State University, Revenue Bonds, Ser. A	3.80	12/1/2046	250,000	235,161
				4,798,698
Real Estate - 1.0%
Alexandria Real Estate Equities Inc., Gtd. Notes	2.00	5/18/2032	250,000	205,588
Alexandria Real Estate Equities Inc., Gtd. Notes	3.00	5/18/2051	200,000	141,954
American Tower Corp., Sr. Unscd. Notes	1.50	1/31/2028	200,000	173,808
American Tower Corp., Sr. Unscd. Notes	1.60	4/15/2026	300,000	273,863
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	300,000	260,144
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	86,146
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	100,000	99,915
Corporate Office Properties LP, Gtd. Notes	2.00	1/15/2029	200,000	163,725
Crown Castle Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000	169,776
Crown Castle Inc., Sr. Unscd. Notes	3.70	6/15/2026	430,000	424,556
Equinix Inc., Sr. Unscd. Notes	1.45	5/15/2026	200,000	182,282
Equinix Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	152,185
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	128,513
Essex Portfolio LP, Gtd. Notes	4.00	3/1/2029	200,000	195,896
Kimco Realty Corp., Sr. Unscd. Notes	2.70	10/1/2030	200,000	175,678
Mid-America Apartments LP, Sr. Unscd. Notes	1.10	9/15/2026	400,000	357,333
Mid-America Apartments LP, Sr. Unscd. Notes	4.30	10/15/2023	200,000	201,312
National Retail Properties Inc., Sr. Unscd. Notes	3.90	6/15/2024	500,000	500,163
Office Properties Income Trust, Sr. Unscd. Notes	2.65	6/15/2026	200,000	166,830
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	370,000	332,047
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	27,608
Realty Income Corp., Sr. Unscd. Notes	3.88	7/15/2024	250,000	250,905
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	250,000	249,209
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000	164,172
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000	175,483

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Real Estate - 1.0% (continued)
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000	48,927
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	200,000	165,901
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	400,000	316,552
UDR Inc., Gtd. Notes	2.10	8/1/2032	200,000	160,762
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000	147,095
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	200,000	191,852
Welltower Inc., Sr. Unscd. Notes	4.13	3/15/2029	200,000	195,118
				6,485,298
Retailing - .8%
Advance Auto Parts Inc., Gtd. Notes	1.75	10/1/2027	300,000	263,174
Autozone Inc., Sr. Unscd. Notes	3.13	4/21/2026	500,000	491,270
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	200,000	175,501
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000	99,882
Dollar Tree Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000	95,167
Lowe's Cos., Sr. Unscd. Notes	1.70	9/15/2028	200,000	177,863
Lowe's Cos., Sr. Unscd. Notes	2.80	9/15/2041	200,000	153,233
Lowe's Cos., Sr. Unscd. Notes	3.00	10/15/2050	200,000	148,557
Lowe's Cos., Sr. Unscd. Notes	3.13	9/15/2024	250,000	248,285
Lowe's Cos., Sr. Unscd. Notes	3.65	4/5/2029	80,000	78,367
Mcdonald'S Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	43,549
Mcdonald'S Corp., Sr. Unscd. Notes	4.88	12/9/2045	465,000	488,192
O'Reilly Automotive Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	247,351
Starbucks Corp., Sr. Unscd. Notes	2.55	11/15/2030	400,000	356,863
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	250,000	237,308
Target Corp., Sr. Unscd. Notes	2.50	4/15/2026	400,000	[a] 392,229
The Home Depot Inc., Sr. Unscd. Notes	1.50	9/15/2028	300,000	271,890
The Home Depot Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000	214,596
The Home Depot Inc., Sr. Unscd. Notes	3.35	9/15/2025	300,000	302,332
The Home Depot Inc., Sr. Unscd. Notes	5.88	12/16/2036	300,000	363,041
Walmart Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	90,442
Walmart Inc., Sr. Unscd. Notes	4.05	6/29/2048	180,000	184,243
				5,123,335
Semiconductors & Semiconductor Equipment - .5%
Applied Materials Inc., Sr. Unscd. Notes	3.90	10/1/2025	500,000	509,922

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Semiconductors & Semiconductor Equipment - .5% (continued)
Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000		105,331
Broadcom Inc., Gtd. Notes	2.45	2/15/2031	230,000	[b]	192,397
Broadcom Inc., Gtd. Notes	2.60	2/15/2033	200,000	[b]	161,896
Broadcom Inc., Gtd. Notes	3.50	2/15/2041	200,000	[b]	159,486
Broadcom Inc., Gtd. Notes	4.11	9/15/2028	260,000		254,777
Broadcom Inc., Gtd. Notes	4.75	4/15/2029	210,000		212,071
Intel Corp., Sr. Unscd. Notes	3.15	5/11/2027	110,000	[a]	109,671
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000		122,347
Intel Corp., Sr. Unscd. Notes	3.73	12/8/2047	120,000		105,114
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	300,000		303,134
Intel Corp., Sr. Unscd. Notes	4.10	5/11/2047	80,000		75,173
Intel Corp., Sr. Unscd. Notes	4.75	3/25/2050	300,000		305,517
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	300,000		272,343
Qualcomm Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000		120,423
Qualcomm Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000		25,747
Qualcomm Inc., Sr. Unscd. Notes	4.65	5/20/2035	140,000		150,027
Texas Instruments Inc., Sr. Unscd. Notes	1.13	9/15/2026	200,000		185,607
Texas Instruments Inc., Sr. Unscd. Notes	4.15	5/15/2048	80,000		81,129
				3,452,112
Supranational Bank - 1.6%
African Development Bank, Sr. Unscd. Notes	3.00	9/20/2023	300,000		299,757
Asian Development Bank, Sr. Unscd. Bonds	0.63	4/29/2025	220,000		206,838
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000		186,716
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		93,488
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	500,000		489,058
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		89,619
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000		183,863
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000		277,927
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000		193,720
European Investment Bank, Sr. Unscd. Bonds	2.25	6/24/2024	160,000		157,884
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000		228,114

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Supranational Bank - 1.6% (continued)
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	500,000		487,738
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000		491,282
Export Development Canada, Gov't Gtd. Bonds	2.63	2/21/2024	300,000		298,118
Export-Import Bank of Korea, Sr. Unscd. Bonds	4.00	1/14/2024	500,000		505,489
FMS Wertmanagement, Gov't Gtd. Notes	2.75	1/30/2024	200,000		199,362
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000		981,873
Inter-American Development Bank, Sr. Unscd. Notes	0.25	11/15/2023	400,000		387,258
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	200,000		174,199
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000		145,535
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		77,165
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	300,000		304,318
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.63	4/22/2025	390,000		366,764
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000		153,858
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	2.50	7/29/2025	1,000,000		987,695
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.38	7/28/2025	300,000	[a]	278,289
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		172,756
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.38	4/20/2028	300,000		276,519
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	1/15/2025	300,000		291,053
International Finance Corp., Sr. Unscd. Notes	0.38	7/16/2025	200,000		185,917
Japan Bank for International Cooperation, Gov't Gtd. Bonds	1.88	7/21/2026	500,000		474,158

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Supranational Bank - 1.6% (continued)
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.00	10/17/2029	300,000		278,463
Japan Bank for International Cooperation, Gov't Gtd. Notes	2.75	1/21/2026	250,000		246,678
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	0.50	1/27/2026	250,000		228,529
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	0.50	5/28/2025	200,000		186,032
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000		272,916
				10,858,948
Technology Hardware & Equipment - .8%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000		173,795
Apple Inc., Sr. Unscd. Notes	0.70	2/8/2026	230,000		212,610
Apple Inc., Sr. Unscd. Notes	1.13	5/11/2025	125,000		118,853
Apple Inc., Sr. Unscd. Notes	1.65	5/11/2030	100,000		88,829
Apple Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000		153,921
Apple Inc., Sr. Unscd. Notes	1.80	9/11/2024	135,000		132,210
Apple Inc., Sr. Unscd. Notes	2.20	9/11/2029	120,000		112,017
Apple Inc., Sr. Unscd. Notes	2.38	2/8/2041	80,000		64,932
Apple Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000		94,522
Apple Inc., Sr. Unscd. Notes	2.80	2/8/2061	215,000		165,141
Apple Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000		62,203
Apple Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000		201,658
Apple Inc., Sr. Unscd. Notes	3.35	2/9/2027	500,000		507,892
Apple Inc., Sr. Unscd. Notes	3.45	5/6/2024	500,000		504,828
Apple Inc., Sr. Unscd. Notes	3.75	11/13/2047	90,000		85,501
Apple Inc., Sr. Unscd. Notes	4.25	2/9/2047	300,000		308,138
Dell International LLC, Gtd. Notes	3.45	12/15/2051	45,000	[b]	31,879
Dell International LLC, Sr. Unscd. Notes	6.02	6/15/2026	200,000		212,629
Dell International LLC, Sr. Unscd. Notes	8.35	7/15/2046	65,000		83,449
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	300,000		262,273
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	1.75	4/1/2026	200,000		186,670
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	250,000		257,269
HP Inc., Sr. Unscd. Notes	3.40	6/17/2030	200,000		180,083
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000		91,866
International Business Machines Corp., Sr. Unscd. Notes	3.30	5/15/2026	250,000		249,045
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000		214,462

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Technology Hardware & Equipment - .8% (continued)
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000		98,846
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000		148,141
Leidos Inc., Gtd. Notes	2.30	2/15/2031	200,000		165,513
NetApp Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000		174,518
				5,343,693
Telecommunication Services - 1.2%
America Movil, Gtd. Notes	6.38	3/1/2035	100,000		117,626
America Movil, Sr. Unscd. Notes	4.38	4/22/2049	200,000	[a]	192,224
AT&T Inc., Sr. Unscd. Notes	3.50	9/15/2053	615,000		486,935
AT&T Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000		243,595
AT&T Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000		363,472
AT&T Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000		315,331
AT&T Inc., Sr. Unscd. Notes	4.50	5/15/2035	500,000		496,877
AT&T Inc., Sr. Unscd. Notes	4.85	3/1/2039	110,000		109,159
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000		222,047
Cisco Systems Inc., Sr. Unscd. Notes	2.95	2/28/2026	250,000		249,536
Cisco Systems Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000		283,867
Corning Inc., Sr. Unscd. Notes	3.90	11/15/2049	300,000		250,208
Deutsche Telekom International Finance Bv, Gtd. Bonds	8.75	6/15/2030	300,000		384,503
Orange Sa, Sr. Unscd. Notes	9.00	3/1/2031	150,000		198,042
Rogers Communications Inc., Gtd. Bonds	7.50	8/15/2038	125,000		154,119
Telefonica Emisiones Sa, Gtd. Notes	7.05	6/20/2036	100,000		115,616
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000		135,919
T-Mobile USA Inc., Sr. Scd. Notes	2.05	2/15/2028	300,000		269,206
T-Mobile USA Inc., Sr. Scd. Notes	3.50	4/15/2025	310,000		306,674
T-Mobile USA Inc., Sr. Scd. Notes	3.60	11/15/2060	200,000		153,389
T-Mobile USA Inc., Sr. Scd. Notes	4.50	4/15/2050	250,000		231,803
Verizon Communications Inc., Sr. Unscd. Notes	0.85	11/20/2025	200,000		184,372
Verizon Communications Inc., Sr. Unscd. Notes	1.75	1/20/2031	200,000		167,527
Verizon Communications Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000		108,065
Verizon Communications Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000		148,163
Verizon Communications Inc., Sr. Unscd. Notes	3.00	11/20/2060	500,000		357,911
Verizon Communications Inc., Sr. Unscd. Notes	3.70	3/22/2061	365,000		299,886

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Telecommunication Services - 1.2% (continued)
Verizon Communications Inc., Sr. Unscd. Notes	4.02	12/3/2029	627,000		629,766
Verizon Communications Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000		256,624
Vodafone Group PLC, Sr. Unscd. Notes	5.00	5/30/2038	60,000		59,641
Vodafone Group PLC, Sr. Unscd. Notes	5.13	6/19/2059	110,000	[a]	106,065
Vodafone Group PLC, Sr. Unscd. Notes	5.25	5/30/2048	180,000		179,139
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	125,000		150,835
				7,928,142
Transportation - .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	300,000		308,113
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000		367,725
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	7.00	12/15/2025	100,000		111,308
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	100,000		110,316
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000		200,851
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000		48,184
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	100,000		102,228
FedEx Corp., Gtd. Notes	4.75	11/15/2045	200,000		194,246
Kansas Southern, Gtd. Notes	4.95	8/15/2045	150,000		152,010
Norfolk Southern Corp., Sr. Unscd. Notes	2.90	8/25/2051	300,000		230,637
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000		47,159
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000		218,168
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000		43,525
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000		107,453
United Parcel Service Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000		75,047
United Parcel Service Inc., Sr. Unscd. Notes	5.30	4/1/2050	200,000		233,771
				2,550,741
U.S. Government Agencies Collateralized Municipal-Backed Securities - .9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/25/2024	348,000	[c]	346,214

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - .9% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	45,000	[c]	45,075
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	500,000	[c]	488,248
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[c]	386,321
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2	2.25	1/25/2030	400,000	[c]	375,879
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	10/25/2029	292,335	[c]	272,498
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2	1.31	5/25/2030	200,000	[c]	173,830
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	400,000	[c]	364,791
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1514, Cl. A2	2.86	10/25/2034	400,000	[c]	368,780
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1516, Cl. A2	1.72	5/25/2035	400,000	[c]	320,355
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1521, CI. A2	2.18	8/25/2036	300,000	[c]	248,842
Federal National Mortgage Association, Ser. 2017-M12, Cl. A2	3.07	6/25/2027	733,989	[c]	731,829
Federal National Mortgage Association, Ser. 2018-M1, Cl. A2	2.99	12/25/2027	319,101	[c]	316,032
Federal National Mortgage Association, Ser. 2018-M10, Cl. A2	3.36	7/25/2028	750,000	[c]	757,080
Federal National Mortgage Association, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	500,000	[c]	492,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - .9% (continued)
Federal National Mortgage Association, Ser. 2020-M1, Cl. A2	2.44	10/25/2029	400,000	[c]	383,229
Federal National Mortgage Association, Ser. 2020-M14, Cl. A2	1.78	5/25/2030	300,000	[c]	272,287
				6,343,348
U.S. Government Agencies Mortgage-Backed - 28.3%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-11/1/2051			3,192,912	[c]	2,833,217
2.00%, 8/1/2028-3/1/2052			11,897,802	[c]	10,850,537
2.25%, 8/1/2034, 1 Year U.S. Treasury Curve Rate T-Note Constant +2.25%			255	[c,d]	255
2.50%, 3/1/2028-5/1/2052			10,915,348	[c]	10,316,636
3.00%, 10/1/2026-3/1/2052			7,498,231	[c]	7,371,110
3.50%, 11/1/2025-7/1/2049			4,323,858	[c]	4,355,256
4.00%, 4/1/2024-6/1/2050			2,852,691	[c]	2,928,595
4.50%, 5/1/2023-12/1/2048			1,470,550	[c]	1,531,515
5.00%, 5/1/2023-2/1/2048			580,208	[c]	614,674
5.50%, 2/1/2023-1/1/2039			230,411	[c]	243,457
6.00%, 6/1/2028-7/1/2039			282,502	[c]	303,413
6.50%, 4/1/2026-9/1/2037			63,387	[c]	68,577
7.00%, 12/1/2024-9/1/2031			7,439	[c]	7,881
7.50%, 6/1/2024-7/1/2030			1,538	[c]	1,591
8.00%, 5/1/2026-10/1/2031			2,029	[c]	2,160
8.50%, 6/1/2030			179	[c]	194
Federal National Mortgage Association:
4.50%			2,100,000	[c,e]	2,072,009
1.50%, 9/1/2035-6/1/2051			4,795,286	[c]	4,261,597
1.50%			4,375,000	[c,e]	3,966,375
2.00%, 7/1/2028-4/1/2052			15,828,023	[c]	14,423,015
2.00%			27,200,000	[c,e]	24,736,559
2.50%, 7/1/2027-3/1/2052			15,100,276	[c]	14,253,765
2.50%			11,950,000	[c,e]	11,139,760
3.00%			675,000	[c,e]	650,300
3.00%, 10/1/2026-3/1/2052			13,921,018	[c]	13,661,750
3.50%, 8/1/2025-6/1/2050			8,524,738	[c]	8,589,358
3.50%			1,250,000	[c,e]	1,237,353
4.00%			650,000	[c,e]	653,428
4.00%, 7/1/2024-8/1/2049			5,313,518	[c]	5,450,927
4.50%			100,000	[c,e]	101,770
4.50%, 4/1/2023-4/1/2049			1,773,003	[c]	1,839,769
5.00%, 5/1/2023-6/1/2049			834,216	[c]	882,514
5.50%, 1/1/2032-12/1/2038			449,853	[c]	476,042

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Government Agencies Mortgage-Backed - 28.3% (continued)
6.00%, 5/1/2024-11/1/2038			564,477	[c]	606,467
6.50%, 2/1/2028-12/1/2037			161,851	[c]	173,536
7.00%, 8/1/2023-7/1/2032			16,256	[c]	17,166
7.50%, 4/1/2026-6/1/2031			8,668	[c]	8,967
8.00%, 5/1/2027-8/1/2030			1,759	[c]	1,846
8.50%, 7/1/2030			126	[c]	137
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			108,414		103,661
3.00%, 9/15/2042-8/15/2045			529,985		519,762
3.50%, 2/15/2026-8/15/2045			388,055		395,848
4.00%, 2/15/2041-9/15/2045			426,545		441,300
4.50%, 3/15/2039-2/15/2041			411,230		431,623
5.00%, 7/15/2033-4/15/2040			583,695		615,050
5.50%, 2/15/2033-11/15/2038			220,303		236,345
6.00%, 1/15/2029-10/15/2036			76,340		82,657
6.50%, 2/15/2024-11/15/2033			26,711		28,316
7.00%, 10/15/2027-8/15/2032			24,620		25,939
7.50%, 12/15/2023-11/15/2030			10,992		11,019
8.00%, 8/15/2024-3/15/2032			4,531		4,919
8.25%, 6/15/2027			427		428
8.50%, 10/15/2026			1,761		1,765
Government National Mortgage Association II:
4.00%			950,000	[e]	953,634
2.00%, 9/20/2050-4/20/2052			4,475,048		4,128,968
2.00%			6,175,000	[e]	5,674,246
2.50%			3,850,000	[e]	3,647,913
2.50%, 3/20/2027-7/20/2052			7,261,567		6,910,021
3.00%			275,000	[e]	267,924
3.00%, 1/20/2028-1/20/2052			7,328,131		7,218,515
3.50%			250,000	[e]	248,945
3.50%, 9/20/2028-10/20/2051			5,346,898		5,400,552
4.00%			125,000	[e]	126,323
4.00%, 9/20/2043-7/20/2049			2,168,253		2,217,284
4.50%, 7/20/2041-6/20/2049			1,564,360		1,644,469
5.00%, 9/20/2040-2/20/2049			157,309		166,609
5.50%, 10/20/2031-6/20/2041			38,560		41,520
6.50%, 2/20/2028			184		195
8.50%, 7/20/2025			58		58
				192,179,286
U.S. Government Agencies Obligations - 1.1%
Federal Farm Credit Bank Funding Corp., Unscd. Bonds	1.65	7/23/2035	200,000		160,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Government Agencies Obligations - 1.1% (continued)
Federal Home Loan Bank, Unscd. Bonds	2.75	6/28/2024	500,000		498,009
Federal Home Loan Bank, Unscd. Bonds	3.38	12/8/2023	500,000		502,461
Federal Home Loan Bank, Unscd. Bonds	5.50	7/15/2036	480,000		599,569
Federal Home Loan Mortgage Corp., Notes	0.80	10/27/2026	125,000	[c]	114,189
Federal Home Loan Mortgage Corp., Unscd. Notes	0.13	10/16/2023	500,000	[c]	483,353
Federal Home Loan Mortgage Corp., Unscd. Notes	1.50	2/12/2025	500,000	[c]	483,346
Federal National Mortgage Association, Unscd. Notes	0.38	8/25/2025	1,000,000	[c]	927,054
Federal National Mortgage Association, Unscd. Notes	0.88	12/18/2026	325,000	[c]	296,940
Federal National Mortgage Association, Unscd. Notes	1.63	10/15/2024	500,000	[a,c]	485,683
Federal National Mortgage Association, Unscd. Notes	1.88	9/24/2026	1,000,000	[c]	963,704
Federal National Mortgage Association, Unscd. Notes	6.25	5/15/2029	540,000	[c]	651,684
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		832,878
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		215,353
				7,214,724
U.S. Treasury Securities - 40.1%
U.S. Treasury Bonds	1.13	5/15/2040	2,640,000		1,887,394
U.S. Treasury Bonds	1.25	5/15/2050	1,706,000		1,114,031
U.S. Treasury Bonds	1.38	8/15/2050	845,000		570,441
U.S. Treasury Bonds	1.63	11/15/2050	2,915,000		2,102,273
U.S. Treasury Bonds	1.75	8/15/2041	500,000		390,840
U.S. Treasury Bonds	1.88	2/15/2041	580,000		466,855
U.S. Treasury Bonds	1.88	2/15/2051	660,000		507,555
U.S. Treasury Bonds	1.88	11/15/2051	2,295,000		1,766,791
U.S. Treasury Bonds	2.00	2/15/2050	1,145,000		910,297
U.S. Treasury Bonds	2.00	11/15/2041	1,540,000		1,257,987
U.S. Treasury Bonds	2.00	8/15/2051	2,190,000		1,736,088
U.S. Treasury Bonds	2.25	8/15/2046	875,000		721,396
U.S. Treasury Bonds	2.25	2/15/2052	775,000	[a]	653,785
U.S. Treasury Bonds	2.25	8/15/2049	1,525,000		1,283,174
U.S. Treasury Bonds	2.38	11/15/2049	640,000		554,062
U.S. Treasury Bonds	2.38	5/15/2051	3,275,000		2,833,067
U.S. Treasury Bonds	2.50	5/15/2046	730,000		633,132

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Treasury Securities - 40.1% (continued)
U.S. Treasury Bonds	2.50	2/15/2045	665,000		576,900
U.S. Treasury Bonds	2.75	11/15/2047	1,445,000		1,321,526
U.S. Treasury Bonds	2.75	8/15/2047	1,375,000		1,254,661
U.S. Treasury Bonds	2.75	11/15/2042	997,000		916,578
U.S. Treasury Bonds	2.88	5/15/2052	590,000		570,825
U.S. Treasury Bonds	2.88	11/15/2046	76,000		70,719
U.S. Treasury Bonds	2.88	5/15/2049	1,536,000		1,466,730
U.S. Treasury Bonds	2.88	5/15/2043	1,857,000		1,736,658
U.S. Treasury Bonds	3.00	2/15/2048	840,000		808,402
U.S. Treasury Bonds	3.00	5/15/2042	55,000		53,023
U.S. Treasury Bonds	3.00	2/15/2047	1,490,000		1,420,156
U.S. Treasury Bonds	3.00	8/15/2048	875,000		845,537
U.S. Treasury Bonds	3.00	2/15/2049	1,295,000		1,263,106
U.S. Treasury Bonds	3.00	11/15/2044	1,757,000		1,666,405
U.S. Treasury Bonds	3.13	5/15/2048	1,365,000		1,349,510
U.S. Treasury Bonds	3.13	2/15/2043	130,000		126,623
U.S. Treasury Bonds	3.13	8/15/2044	1,956,000		1,895,868
U.S. Treasury Bonds	3.13	2/15/2042	195,000		192,014
U.S. Treasury Bonds	3.25	5/15/2042	460,000		460,647
U.S. Treasury Bonds	3.38	11/15/2048	1,515,000		1,575,718
U.S. Treasury Bonds	3.38	5/15/2044	760,000	[a]	767,956
U.S. Treasury Bonds	3.50	2/15/2039	750,000		812,256
U.S. Treasury Bonds	3.63	8/15/2043	2,110,000		2,219,044
U.S. Treasury Bonds	3.63	2/15/2044	1,968,000		2,067,784
U.S. Treasury Bonds	3.75	11/15/2043	1,485,000		1,589,936
U.S. Treasury Bonds	3.75	8/15/2041	1,010,000		1,093,286
U.S. Treasury Bonds	3.88	8/15/2040	215,000		239,397
U.S. Treasury Bonds	4.25	5/15/2039	890,000		1,050,548
U.S. Treasury Bonds	4.25	11/15/2040	215,000		250,534
U.S. Treasury Bonds	4.38	2/15/2038	543,000		654,760
U.S. Treasury Bonds	4.38	5/15/2041	70,000		82,718
U.S. Treasury Bonds	4.38	11/15/2039	365,000		435,833
U.S. Treasury Bonds	4.50	2/15/2036	230,000	[a]	279,082
U.S. Treasury Bonds	4.50	5/15/2038	210,000		256,594
U.S. Treasury Bonds	4.75	2/15/2041	1,185,000		1,472,825
U.S. Treasury Bonds	5.25	11/15/2028	335,000		383,392
U.S. Treasury Bonds	5.25	2/15/2029	175,000		201,400
U.S. Treasury Bonds	6.13	11/15/2027	1,565,000		1,823,775
U.S. Treasury Bonds	6.75	8/15/2026	295,000		340,034
U.S. Treasury Bonds	7.50	11/15/2024	170,000		187,359
U.S. Treasury Notes	0.13	9/15/2023	1,250,000		1,211,353
U.S. Treasury Notes	0.13	1/15/2024	210,000		201,604
U.S. Treasury Notes	0.13	2/15/2024	3,000,000		2,873,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Treasury Securities - 40.1% (continued)
U.S. Treasury Notes	0.25	9/30/2025	965,000		890,382
U.S. Treasury Notes	0.25	7/31/2025	500,000		463,066
U.S. Treasury Notes	0.25	3/15/2024	3,215,000		3,078,362
U.S. Treasury Notes	0.25	9/30/2023	425,000	[a]	411,959
U.S. Treasury Notes	0.38	10/31/2023	2,295,000		2,223,640
U.S. Treasury Notes	0.38	4/30/2025	1,358,000		1,269,677
U.S. Treasury Notes	0.38	9/15/2024	1,400,000		1,327,977
U.S. Treasury Notes	0.38	12/31/2025	1,950,000		1,797,161
U.S. Treasury Notes	0.38	1/31/2026	1,440,000		1,324,687
U.S. Treasury Notes	0.38	7/31/2027	1,750,000		1,560,576
U.S. Treasury Notes	0.38	9/30/2027	1,085,000		962,683
U.S. Treasury Notes	0.38	7/15/2024	600,000		571,582
U.S. Treasury Notes	0.50	6/30/2027	825,000		741,211
U.S. Treasury Notes	0.50	2/28/2026	3,430,000		3,164,309
U.S. Treasury Notes	0.50	11/30/2023	3,175,000		3,073,797
U.S. Treasury Notes	0.63	7/31/2026	1,595,000		1,467,182
U.S. Treasury Notes	0.63	10/15/2024	2,000,000		1,904,648
U.S. Treasury Notes	0.63	12/31/2027	2,950,000		2,637,254
U.S. Treasury Notes	0.63	5/15/2030	1,920,000		1,645,800
U.S. Treasury Notes	0.63	3/31/2027	935,000		849,754
U.S. Treasury Notes	0.63	11/30/2027	1,615,000		1,446,371
U.S. Treasury Notes	0.63	8/15/2030	4,196,000		3,582,335
U.S. Treasury Notes	0.75	12/31/2023	2,870,000		2,783,003
U.S. Treasury Notes	0.75	3/31/2026	1,430,000		1,329,537
U.S. Treasury Notes	0.75	11/15/2024	2,350,000		2,239,844
U.S. Treasury Notes	0.75	1/31/2028	3,085,000	[a]	2,773,487
U.S. Treasury Notes	0.75	8/31/2026	2,205,000	[a]	2,036,050
U.S. Treasury Notes	0.88	6/30/2026	1,505,000		1,399,944
U.S. Treasury Notes	0.88	11/15/2030	3,090,000		2,687,938
U.S. Treasury Notes	0.88	9/30/2026	2,950,000		2,734,396
U.S. Treasury Notes	0.88	1/31/2024	2,000,000		1,939,062
U.S. Treasury Notes	1.00	7/31/2028	2,745,000		2,481,705
U.S. Treasury Notes	1.00	12/15/2024	1,800,000		1,723,570
U.S. Treasury Notes	1.13	10/31/2026	3,000,000		2,806,758
U.S. Treasury Notes	1.13	2/15/2031	3,010,000		2,665,378
U.S. Treasury Notes	1.13	8/31/2028	1,750,000		1,592,637
U.S. Treasury Notes	1.13	2/29/2028	2,445,000		2,242,858
U.S. Treasury Notes	1.25	8/31/2024	1,975,000	[a]	1,909,925
U.S. Treasury Notes	1.25	5/31/2028	3,025,000		2,781,937
U.S. Treasury Notes	1.25	12/31/2026	2,180,000		2,046,943
U.S. Treasury Notes	1.25	3/31/2028	2,455,000		2,262,772
U.S. Treasury Notes	1.25	4/30/2028	1,750,000		1,611,162
U.S. Treasury Notes	1.25	8/15/2031	4,850,000		4,307,027

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Treasury Securities - 40.1% (continued)
U.S. Treasury Notes	1.25	11/30/2026	2,105,000	[a]	1,978,700
U.S. Treasury Notes	1.38	11/15/2031	2,090,000		1,870,387
U.S. Treasury Notes	1.38	10/31/2028	2,550,000		2,351,329
U.S. Treasury Notes	1.38	8/31/2023	580,000		570,280
U.S. Treasury Notes	1.38	9/30/2023	105,000		103,097
U.S. Treasury Notes	1.50	11/30/2028	1,295,000		1,202,377
U.S. Treasury Notes	1.50	2/29/2024	1,610,000	[a]	1,574,215
U.S. Treasury Notes	1.50	2/15/2030	1,000,000		921,523
U.S. Treasury Notes	1.50	10/31/2024	1,300,000		1,261,660
U.S. Treasury Notes	1.50	1/31/2027	425,000		403,186
U.S. Treasury Notes	1.63	8/15/2029	2,675,000		2,497,416
U.S. Treasury Notes	1.63	9/30/2026	239,000		228,628
U.S. Treasury Notes	1.63	5/15/2026	2,030,000		1,946,976
U.S. Treasury Notes	1.63	5/15/2031	3,465,000		3,189,289
U.S. Treasury Notes	1.63	11/30/2026	915,000		873,861
U.S. Treasury Notes	1.75	7/31/2024	2,340,000	[a]	2,288,858
U.S. Treasury Notes	1.75	6/30/2024	1,465,000		1,434,384
U.S. Treasury Notes	1.75	3/15/2025	860,000		836,165
U.S. Treasury Notes	1.88	2/15/2032	3,150,000		2,940,820
U.S. Treasury Notes	1.88	8/31/2024	750,000		734,531
U.S. Treasury Notes	1.88	2/28/2027	2,640,000		2,545,795
U.S. Treasury Notes	1.88	6/30/2026	1,996,000	[a]	1,932,066
U.S. Treasury Notes	1.88	7/31/2026	1,535,000		1,484,453
U.S. Treasury Notes	2.00	8/15/2025	1,988,000		1,940,047
U.S. Treasury Notes	2.00	6/30/2024	1,330,000	[a]	1,308,128
U.S. Treasury Notes	2.00	4/30/2024	1,585,000		1,559,863
U.S. Treasury Notes	2.00	5/31/2024	1,650,000		1,623,445
U.S. Treasury Notes	2.00	11/15/2026	2,015,000	[a]	1,953,999
U.S. Treasury Notes	2.13	5/15/2025	2,435,000		2,388,250
U.S. Treasury Notes	2.13	9/30/2024	765,000		753,196
U.S. Treasury Notes	2.13	11/30/2023	2,350,000		2,325,398
U.S. Treasury Notes	2.13	2/29/2024	2,280,000	[a]	2,250,431
U.S. Treasury Notes	2.13	11/30/2024	2,020,000		1,985,834
U.S. Treasury Notes	2.13	7/31/2024	1,345,000		1,324,930
U.S. Treasury Notes	2.13	3/31/2024	2,244,000		2,213,934
U.S. Treasury Notes	2.13	5/31/2026	1,350,000		1,319,309
U.S. Treasury Notes	2.25	3/31/2024	2,120,000		2,095,860
U.S. Treasury Notes	2.25	12/31/2024	255,000	[a]	251,364
U.S. Treasury Notes	2.25	11/15/2024	2,325,000		2,293,667
U.S. Treasury Notes	2.25	11/15/2027	2,530,000		2,468,430
U.S. Treasury Notes	2.25	8/15/2027	2,345,000	[a]	2,292,054
U.S. Treasury Notes	2.25	3/31/2026	2,300,000	[a]	2,258,582
U.S. Treasury Notes	2.25	4/30/2024	2,309,000	[a]	2,282,483

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U.S. Treasury Securities - 40.1% (continued)
U.S. Treasury Notes	2.25	12/31/2023	1,430,000		1,415,979
U.S. Treasury Notes	2.25	11/15/2025	2,630,000		2,584,180
U.S. Treasury Notes	2.25	2/15/2027	1,725,000		1,688,546
U.S. Treasury Notes	2.25	1/31/2024	345,000		341,402
U.S. Treasury Notes	2.38	5/15/2027	2,605,000		2,563,076
U.S. Treasury Notes	2.38	8/15/2024	1,725,000		1,707,009
U.S. Treasury Notes	2.38	5/15/2029	2,500,000		2,447,656
U.S. Treasury Notes	2.38	4/30/2026	196,200		193,533
U.S. Treasury Notes	2.50	1/31/2025	1,745,000		1,729,595
U.S. Treasury Notes	2.50	5/31/2024	1,265,000	[a]	1,255,488
U.S. Treasury Notes	2.50	4/30/2024	1,350,000	[a]	1,339,770
U.S. Treasury Notes	2.50	5/15/2024	2,900,000	[a]	2,878,703
U.S. Treasury Notes	2.50	3/31/2027	1,500,000	[a]	1,486,055
U.S. Treasury Notes	2.50	1/31/2024	1,290,000		1,281,534
U.S. Treasury Notes	2.63	7/31/2029	2,000,000		2,003,750
U.S. Treasury Notes	2.63	5/31/2027	1,290,000	[a]	1,285,918
U.S. Treasury Notes	2.63	2/15/2029	2,000,000		1,988,867
U.S. Treasury Notes	2.63	4/15/2025	1,095,000		1,088,285
U.S. Treasury Notes	2.63	12/31/2023	2,420,000	[a]	2,409,932
U.S. Treasury Notes	2.75	7/31/2027	1,215,000		1,209,115
U.S. Treasury Notes	2.75	11/15/2023	1,315,000		1,311,969
U.S. Treasury Notes	2.75	4/30/2027	1,170,000		1,171,920
U.S. Treasury Notes	2.75	5/15/2025	2,000,000		1,994,609
U.S. Treasury Notes	2.88	7/31/2025	1,836,000	[a]	1,838,654
U.S. Treasury Notes	2.88	6/15/2025	1,670,000		1,671,761
U.S. Treasury Notes	2.88	9/30/2023	840,000	[a]	839,262
U.S. Treasury Notes	2.88	10/31/2023	2,110,000	[a]	2,108,970
U.S. Treasury Notes	2.88	5/31/2025	810,000		810,522
U.S. Treasury Notes	2.88	5/15/2032	2,710,000		2,758,907
U.S. Treasury Notes	2.88	5/15/2028	2,111,000	[a]	2,126,090
U.S. Treasury Notes	3.00	7/31/2024	1,190,000		198,670
U.S. Treasury Notes	3.00	7/15/2025	1,135,000		1,140,764
U.S. Treasury Notes	3.00	6/30/2024	1,220,000	[a]	1,221,859
U.S. Treasury Notes	3.13	11/15/2028	200,000		204,430
U.S. Treasury Notes	3.25	6/30/2027	1,250,000	[a]	1,281,396
U.S. Treasury Notes	3.25	6/30/2029	2,200,000		2,275,453
				272,119,208
Utilities - 1.9%
AEP Texas Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000		159,905
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000		118,742
Alabama Power Co., Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	100,000		86,622

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Utilities - 1.9% (continued)
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	200,000	170,070
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	250,000	250,512
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	95,549
American Water Capital Corp., Sr. Unscd. Notes	3.85	3/1/2024	250,000	250,789
Archer-Daniels-Midland Co., Sr. Unscd. Notes	4.25	3/1/2049	250,000	222,761
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	300,000	250,303
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	200,000	178,433
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	250,000	265,191
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	250,000	235,264
Consolidated Edison Company of New York Inc., Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	234,211
Consolidated Edison Inc., Sr. Unscd. Notes, Ser. A	0.65	12/1/2023	200,000	193,098
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	200,000	212,874
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	100,000	75,265
Dominion Energy Inc., Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	185,771
Dominion Energy Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	190,285
Dominion Energy Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	113,784
DTE Electric Co., First Mortgage Bonds	2.95	3/1/2050	250,000	199,664
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	250,000	230,402
Duke Energy Carolinas LLC, First Mortgage Bonds	2.45	2/1/2030	200,000	183,027
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	200,000	164,682
Duke Energy Corp., Sr. Unscd. Notes	3.75	4/15/2024	250,000	251,163
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	180,175
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	92,267
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	200,000	166,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.4% (continued)
Utilities - 1.9% (continued)
Evergy Kansas Central Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	124,605
Florida Power & Light Co., First Mortgage Bonds	3.70	12/1/2047	50,000	45,878
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	200,000	191,777
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	192,348
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	242,906
Hydro-Quebec, Gov't Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	28,056
Idaho Power Co., First Mortgage Bonds, Ser. K	4.20	3/1/2048	217,000	204,767
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	300,000	341,882
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000	127,048
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	151,673
NextEra Energy Capital Holdings Inc., Gtd. Debs.	5.65	5/1/2079	300,000	276,778
NiSource Inc., Sr. Unscd. Notes	0.95	8/15/2025	500,000	458,181
NiSource Inc., Sr. Unscd. Notes	1.70	2/15/2031	500,000	407,479
Oncor Electric Delivery Co., Sr. Scd. Notes	5.75	3/15/2029	170,000	188,803
Pacific Gas & Electric Co., First Mortgage Bonds	3.15	1/1/2026	310,000	288,918
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	176,014
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	203,372
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000	284,303
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	200,000	155,282
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	103,643
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	105,847
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	78,716
PPL Electric Utilities Corp., First Mortgage Bonds	4.75	7/15/2043	200,000	204,288
Progress Energy Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	334,963
Public Service Electric & Gas Co., First Mortgage Notes	3.25	9/1/2023	300,000	300,094

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
Utilities - 1.9% (continued)
Public Service Enterprise Group Inc., Sr. Unscd. Notes	0.80	8/15/2025	150,000		137,115
Public Service Enterprise Group Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000		165,393
Puget Sound Energy Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000		117,336
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000		81,653
San Diego Gas & Electric Co., Sr. Scd. Bonds, Ser. VVV	1.70	10/1/2030	100,000		85,235
Sempra Energy, Sr. Unscd. Notes	4.00	2/1/2048	50,000		44,054
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	300,000		239,789
Southern California Edison Co., First Mortgage Notes, Ser. 08-A	5.95	2/1/2038	70,000		74,997
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000		218,394
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000		147,077
Southernwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	350,000		286,571
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000		149,696
Tampa Electric Co., Sr. Unscd. Notes	3.88	7/12/2024	100,000		100,472
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	250,000		237,827
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	250,000		220,209
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000		131,814
Xcel Energy Inc., Sr. Unscd. Notes	6.50	7/1/2036	200,000		239,293
				12,851,583
Total Bonds and Notes (cost $703,987,970)			674,800,816
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 8.5%
Registered Investment Companies - 8.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $57,505,967)	2.21		57,505,967	[f]	57,505,967

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $15,033,688)	2.21	15,033,688	[f] 15,033,688
Total Investments (cost $776,527,625)		110.1%	747,340,471
Liabilities, Less Cash and Receivables		(10.1%)	(68,860,413)
Net Assets		100.0%	678,480,058

a Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $52,218,363 and the value of the collateral was $53,605,850, consisting of cash collateral of $15,033,688 and U.S. Government & Agency securities valued at $38,572,162. In addition, the value of collateral may include pending sales that are also on loan.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $1,241,086 or .18% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Purchased on a forward commitment basis.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

July 31, 2022 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - .1%
U.S. Government Agencies Mortgage-Backed - .1%
Federal National Mortgage Association
2.50%	(100,000)	[a]	(97,336)
4.00%	(50,000)	[a]	(50,846)
5.00%	(100,000)	[a]	(102,738)
Government National Mortgage Association II
4.50%	(700,000)		(713,645)
Total Sale Commitments (proceeds $950,944)		(964,565)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	2,435,247	-	2,435,247
Commercial Mortgage-Backed	-	7,133,478	-	7,133,478
Corporate Bonds	-	174,232,999	-	174,232,999
Foreign Governmental	-	8,343,828	-	8,343,828
Investment Companies	72,539,655	-	-	72,539,655
Municipal Securities	-	4,798,698	-	4,798,698
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	6,343,348	-	6,343,348
U.S. Government Agencies Mortgage-Backed	-	192,179,286	-	192,179,286
U.S. Government Agencies Obligations	-	7,214,724	-	7,214,724
U.S. Treasury Securities	-	272,119,208	-	272,119,208
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	-	(964,565)	-	(964,565)

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”).

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2022, accumulated net unrealized depreciation on investments was $29,187,154, consisting of $6,424,358 gross unrealized appreciation and $35,611,512 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.